Leases - Summary of changes in lease liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Lease liabilities [member]
Leases [Line Items]
Interest paid	$ 5.4	$ 7.2
Business combinations [member]
Leases [Line Items]
Interest paid	$ 3.4